WARRANTS (Detail) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Warrants issued on September 27, 2010 [Member] Ruby Developement Company [Member]	Dec. 31, 2010 Warrants issued on September 27, 2010 [Member] Ruby Developement Company [Member]	Dec. 31, 2010 Warrants issued on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 September 27, 2010 #1 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 September 27, 2010 #2 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Warrants issued on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Warrants issued on April 22, 2011 [Member] Ruby Developement Company [Member]	Dec. 31, 2011 Warrants issued on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants issued on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants issued on March 6, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants issued on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants issued on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants issued on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants issued on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants issued on June 19, 2012 #2 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Ruby Developement Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)					10,000,000		1,500,000	1,000,000	500,000	2,000,000	250,000	500,000	2,000,000	500,000	150,000	150,000	750,000	750,000	2,000,000
Derivative Liability, Fair Value, Net	$ 0	$ 671,791	$ 496,827	$ 152,415	$ 149,896			$ 14,195		$ 219,940		$ 52,779	$ 175,047	$ 45,268	$ 9,411	$ 9,421	$ 49,978	$ 47,431
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					term of said warrants was increased from two years to 5 years
Increase (Decrease) in Fair Value of Derivative Instruments, Not Designated as Hedging Instruments				2,519
Warrants Issued						Two and a half million
Convertible Notes Payable						50,000			50,000		25,000	100,000		75,000	50,000	25,000	100,000	100,000
Debt Instrument, Unamortized Discount	$ 20,568		$ 0				$ 22,475	$ 9,965	$ 14,195		$ 20,568
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.05																$ 0.07	$ 0.14	$ 0.09